Annual Total Returns[BarChart] - Thrivent Global Stock Portfolio - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.57%)	14.90%	29.60%	5.29%	3.11%	5.42%	21.15%	(8.33%)	22.95%	15.21%